Performance Management	Apr. 30, 2025
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI ACWI Index, and VettaFi Full World Index, a broad-based securities market index. The Fund has selected the VettaFi Full World Index as a replacement for the MSCI ACWI Index. The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.musqetf.com or by calling 1-855-MUSQ-ETF (687-7383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI ACWI Index, and VettaFi Full World Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 21.50%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	2.63%	Q4/2024
Lowest Return	(4.57)%	Q2/2024

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	21.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	2.63%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.57%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
MUSQ Global Music Industry Index ETF	1 Year	Since Inception (07-06-2023)
Return Before Taxes	-4.63%	-1.43%
Return After Taxes on Distributions	-4.95%	-1.83%
Return After Taxes on Distributions and Sale of Fund Shares	-2.65%	-1.20%
MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)[1]	-3.89%	-0.75%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	17.98%	18.28%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	17.49%	17.80%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.musqetf.com
Performance Availability Phone [Text]	687-7383
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.  The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 5.74%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	28.80%	Q2/2020
Lowest Return	-23.38%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	28.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Robotics and Automation Index ETF	1 Year	5 Years	10 Years
Return Before Taxes	-1.22%	6.20%	8.38%
Return After Taxes on Distributions	-1.25%	6.19%	8.39%
Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	4.90%	6.92%
ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)[1]	-0.33%	7.03%	9.25%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	17.98%	10.70%	9.92%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com
Performance Availability Phone [Text]	1-855-456-ROBO
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.  The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stock. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was -1.21%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	30.72%	Q2/2020
Lowest Return	-20.77%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.21%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	30.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(20.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Healthcare Technology and Innovation ETF	1 Year	5 Years	Since Inception (6-24-2019)
Return Before Taxes	2.81%	1.78%	3.19%
Return After Taxes on Distributions	2.81%	1.77%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.67%	1.37%	2.47%
ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)[1]	3.53%	2.46%	3.88%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	17.98%	10.70%	11.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	15.18%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index. The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stock. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 12.24%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	22.60%	Q1/2023
Lowest Return	-28.15%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	22.60%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(28.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Artificial Intelligence ETF	1 Year	Since Inception (5-8-2020)
Return Before Taxes	18.62%	15.47%
Return After Taxes on Distributions	18.62%	15.47%
Return After Taxes on Distributions and Sale of Fund Shares	11.02%	12.45%
ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)	18.93%	15.88%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	17.98%	14.76%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	17.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com
Performance Availability Phone [Text]	1-855-456-ROBO